3000 Two Logan Square

Eighteenth and Arch Streets

Philadelphia, PA  19103-2799

215.981.4000

Fax 215.981.4750

David W. Freese

direct dial:  215.981.4080

freesed@pepperlaw.com

February 24, 2012

VIA EDGAR Filing Desk U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Re:	Equinox Funds Trust File Nos. 333-168569 and 811-22447

Ladies and Gentlemen:

On behalf of Equinox Funds Trust (the “Trust”), and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the prospectus, dated February 1, 2012, for the Equinox Eclipse Strategy Fund, Equinox John Locke Strategy Fund and Equinox QCM Strategy Fund (the “Funds”), each a series of the Trust. The 497(c) is being filed for the sole purpose of submitting the exhibits containing interactive data format risk/return summary information for the Funds.

If you have any questions, please contact the undersigned at 215.981.4080.

Very truly yours,
/s/ David W. Freese
David W. Freese

cc:

Mr. Robert J. Enck, President of Equinox Funds Trust

John M. Ford, Esq.

Philadelphia	Boston	Washington, D.C.	Detroit	New York	Pittsburgh
Berwyn	Harrisburg	Orange County	Princeton	Wilmington

www.pepperlaw.com